SCHEDULE OF OTHER INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other income	$ 884,193	$ 207,142	$ 418,437
SARS compromise [member]
IfrsStatementLineItems [Line Items]
Other income			196,501
Gain in bought back of shares [member]
IfrsStatementLineItems [Line Items]
Other income		50,000	100,000
Sale of christ revealed [member]
IfrsStatementLineItems [Line Items]
Other income		42,917
Property CEO commission [member]
IfrsStatementLineItems [Line Items]
Other income		37,211
Work space plans [member]
IfrsStatementLineItems [Line Items]
Other income		77,014
Other incomes [member]
IfrsStatementLineItems [Line Items]
Other income	41,039		121,936
Insurance Claim Received [Member]
IfrsStatementLineItems [Line Items]
Other income	6,633
Reversal Of Impairment [Member]
IfrsStatementLineItems [Line Items]
Other income	$ 836,521